Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Marc Stapley ($)(1)	Summary Compensation Table Total for Bonnie Anderson ($)(1)	Compensation Actually Paid to Marc Stapley ($)(1)(2)(3)	Compensation Actually Paid to Bonnie Anderson ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ in millions)	Total Revenue ($ in millions)(⁵)

							TSR ($)	Peer Group TSR ($)

2024	6,816,368	—	14,888,998	—	3,154,952	6,617,801	141.83	118.20	24.1	445.8
2023	7,184,634	—	9,559,060	—	2,742,803	3,440,029	98.53	118.87	(74.4)	361.1
2022	4,935,422	—	1,622,674	—	3,725,476	1,450,011	84.99	113.65	(36.6)	296.5
2021	5,741,940	4,518,093	5,700,065	2,876,781	2,235,504	(434,017)	147.56	126.45	(75.6)	219.5
2020	—	4,571,345	—	15,466,734	2,200,189	5,837,075	175.29	126.42	(34.9)	117.5

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	Bonnie Anderson was our PEO until June 2021. Marc Stapley has been our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023 - 2024

Keith Kennedy	Keith Kennedy	Giulia Kennedy	Rebecca Chambers
Giulia Kennedy	Giulia Kennedy	Rebecca Chambers	Phillip Febbo
John Hanna	James Erlinger III	Tina Nova	John Leite
James Erlinger III	Beverly Jane Alley	Annie McGuire	Annie McGuire
Rebecca Chambers

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,816,368
PEO Actually Paid Compensation Amount	$ 14,888,998
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below reflect the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Marc Stapley ($)	Exclusion of Stock Awards and Option Awards for Marc Stapley ($)	Inclusion of Equity Values for Marc Stapley ($)	Compensation Actually Paid to Marc Stapley ($)

2024	6,816,368	(5,125,868)	13,198,498	14,888,998

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,154,952	(2,228,638)	5,691,487	6,617,801
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Marc Stapley ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Marc Stapley ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Marc Stapley ($)	Total - Inclusion of Equity Values for Marc Stapley ($)

2024	9,086,140	4,361,025	—	(248,667)	—	13,198,498

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,950,496	1,682,964	—	58,027	—	5,691,487

Non-PEO NEO Average Total Compensation Amount	$ 3,154,952	$ 2,742,803	$ 3,725,476	$ 2,235,504	$ 2,200,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,617,801	3,440,029	1,450,011	(434,017)	5,837,075
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below reflect the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Marc Stapley ($)	Exclusion of Stock Awards and Option Awards for Marc Stapley ($)	Inclusion of Equity Values for Marc Stapley ($)	Compensation Actually Paid to Marc Stapley ($)

2024	6,816,368	(5,125,868)	13,198,498	14,888,998

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,154,952	(2,228,638)	5,691,487	6,617,801
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Marc Stapley ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Marc Stapley ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Marc Stapley ($)	Total - Inclusion of Equity Values for Marc Stapley ($)

2024	9,086,140	4,361,025	—	(248,667)	—	13,198,498

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,950,496	1,682,964	—	58,027	—	5,691,487

Compensation Actually Paid vs. Total Shareholder Return	The following charts show the relationship between Compensation Actually Paid, Total Stockholder Return, total revenue and net loss for 2020, 2021, 2022, 2023 and 2024.
Compensation Actually Paid vs. Net Income	The following charts show the relationship between Compensation Actually Paid, Total Stockholder Return, total revenue and net loss for 2020, 2021, 2022, 2023 and 2024.
Compensation Actually Paid vs. Company Selected Measure	The following charts show the relationship between Compensation Actually Paid, Total Stockholder Return, total revenue and net loss for 2020, 2021, 2022, 2023 and 2024.
Total Shareholder Return Vs Peer Group	The following charts show the relationship between Compensation Actually Paid, Total Stockholder Return, total revenue and net loss for 2020, 2021, 2022, 2023 and 2024.
Tabular List, Table

Total Revenue
Ending Cash Balance
Gross Margin on Testing Revenue

Total Shareholder Return Amount	$ 141.83	98.53	84.99	147.56	175.29
Peer Group Total Shareholder Return Amount	118.20	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 24,100,000	$ (74,400,000)	$ (36,600,000)	$ (75,600,000)	$ (34,900,000)
Company Selected Measure Amount	445,800,000	361,100,000	296,500,000	219,500,000	117,500,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Total Revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Ending Cash Balance
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin on Testing Revenue
Stapley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,816,368	$ 7,184,634	$ 4,935,422	$ 5,741,940
PEO Actually Paid Compensation Amount	$ 14,888,998	$ 9,559,060	$ 1,622,674	$ 5,700,065
PEO Name	Marc Stapley	Marc Stapley	Marc Stapley	Marc Stapley
Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,518,093	$ 4,571,345
PEO Actually Paid Compensation Amount				$ 2,876,781	$ 15,466,734
PEO Name				Bonnie Anderson	Bonnie Anderson
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,125,868)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,198,498
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,086,140
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,361,025
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,667)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,228,638)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,691,487
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,950,496
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,964
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,027
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0